COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

Year ending December 31,	RMB	US$
2020	3,215	462
2021	2,492	358
2022	2,019	290
Thereafter	9,489	1,363
Total	17,215	2,473